Cover Page	Feb. 05, 2026
Cover [Abstract]
Entity Tax Identification Number	26-0758017
Entity File Number	001-38479
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	CONSTRUCTION PARTNERS, INC.
Document Period End Date	Feb. 05, 2026
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001718227
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Trading Symbol	ROAD
Title of 12(b) Security	Class A common stock, $0.001 par value
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Local Phone Number	(334) 673-9763(Registrant’s telephone number, including area code)
City Area Code	(334) 673-9763(Registrant’s telephone number, including area code)
Written Communications	false
Entity Address, Postal Zip Code	36303
Entity Address, State or Province	AL
Entity Address, City or Town	Dothan
Entity Address, Address Line One	290 Healthwest Drive, Suite 2